SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)		12 Months Ended
	Oct. 01, 2019	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
Cash held in PRC		$ 10,277,243	$ 7,305,799		¥ 73,107,168	¥ 51,226,986
Lease, Practical expedients	true
Operating lease right of use assets		86,584	118,154
Government grants		76,299	152,265	$ 764,962
Grant income		352,262	559,828	1,079,200
Deferred government grants		$ 431,485	$ 755,312
Weighted average remaining periods for the government grant to be recognized		3 years 11 months 15 days	4 years 1 month 24 days
Research and development expense		$ 1,224,344	$ 8,000	54,000
Advertising costs		$ 166,064	118,020	$ 2,488
Number of units in the fund | item		20,000
NAV of the Fund		$ 19,470,400	20,323,400
Impairment of long-lived assets		$ 0	$ 0
Minimum
Restricted cash required to keep amounts equal of notes payable value on deposit, percentage		30.00%
Maximum
Restricted cash required to keep amounts equal of notes payable value on deposit, percentage		50.00%